LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Assurance A Share, Lincoln ChoicePlusSM Assurance B Share
Lincoln ChoicePlusSM Assurance C Share, Lincoln ChoicePlusSM Assurance L Share
Lincoln ChoicePlusSM Assurance Bonus, Lincoln ChoicePlusSM Assurance Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your Lincoln ChoicePlusSM individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options according to the date your contract was purchased.

If your contract was purchased on or after November 15, 2010:

•	LVIP American Global Growth Fund (Service Class II)
•	LVIP American Global Small Capitalization Fund (Service Class II)
•	LVIP American Growth Fund (Service Class II)
•	LVIP American Growth-Income Fund (Service Class II)
•	LVIP American International Fund (Service Class II)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

If your contract was purchased prior to November 15, 2010:

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Global Growth Fund (Service Class II) 1, 2	0.54%	0.55%	0.15%	0.00%	1.24%	-0.03%	1.21%
LVIP American Global Small Capitalization Fund (Service Class II) 1, 2	0.72	0.55	0.24	0.00	1.51	-0.10	1.41
LVIP American Growth Fund (Service Class II) 1, 2	0.33	0.55	0.26	0.00	1.14	-0.14	1.00
LVIP American Growth-Income Fund (Service Class II) 1, 2	0.28	0.55	0.25	0.00	1.08	-0.14	0.94
LVIP American International Fund (Service Class II) 1, 2	0.50	0.55	0.17	0.00	1.22	-0.03	1.19
LVIP BlackRock Inflation Protected Bond Fund (Service Class)3	0.45	0.25	0.11	0.00	0.81	0.00	0.00
LVIP Delaware Diversified Floating Rate Fund (Service Class)3, 4	0.60	0.25	0.45	0.00	1.30	-0.25	1.05
LVIP J.P. Morgan High Yield Fund (Service Class)3, 5	0.65	0.25	0.19	0.00	1.09	-0.02	1.07
LVIP SSgA Conservative Index Allocation Fund (Service Class) 3,6	0.25	0.25	1.05	0.40	1.95	-1.10	0.85
LVIP SSgA Moderate Index Allocation Fund (Service Class)3,6	0.25	0.25	0.55	0.40	1.45	-0.60	0.85
LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class) 3,6	0.25	0.25	1.05	0.41	1.96	-1.10	0.86

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Conservative Structured Allocation Fund (Service Class) 3,6	0.25%	0.25%	0.14%	0.42%	1.06%	-0.19%	0.87%
LVIP SSgA Moderate Structured Allocation Fund (Service Class) 3,6	0.25	0.25	0.10	0.43	1.03	-0.15	0.88
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class) 3,6	0.25	0.25	0.27	0.42	1.19	-0.32	0.87
1The “Management Fee” includes the investment management fee payable by the Master Fund. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by the Master Fund and estimated amounts for the Feeder Fund for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of average daily net assets. The agreement will continue at least through April 30, 2011.
3”Other Expenses” are based on estimated amounts for the current fiscal year.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
5Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.
6Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Global Growth Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Global Small Capitalization Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Growth Fund: Growth of capital; a master-feeder fund.
•	LVIP American Growth-Income Fund: Long-term growth of capital and income; a master-feeder fund.
•	LVIP American International Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.)
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
•	LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital; a fund of funds.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Fund Closings: For contracts purchased on or after November 15, 2010, the funds listed below will be unavailable as investment options:

•	American Century VP Inflation Protection Fund
•	American Funds Growth Fund
•	American Funds Global Growth Fund
•	American Funds Growth-Income Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP High Yield Series

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model, Lincoln SSgA Aggressive Index Model, Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln Structured Aggressive Model.

If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models and investment strategy that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements as of January 20, 2009 and prior to June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements as of January 20, 2009 and prior to June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series and the Delaware VIP Emerging Markets Series and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Franklin Income Securities Fund
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

The following changes are applicable to Investment Requirements Beginning June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements Beginning June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT CommodityRealReturn® Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protection Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Assurance A Class
Lincoln ChoicePlusSM Assurance B Class

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your Lincoln ChoicePlusSM individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options.

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP BlackRock Inflation Protected Bond Fund (Service Class)1	0.45%	0.25%	0.11%	0.00%	0.81%	0.00%	0.00%
LVIP Delaware Diversified Floating Rate Fund (Service Class)1,2	0.60	0.25	0.45	0.00	1.30	-0.25	1.05
LVIP J.P. Morgan High Yield Fund (Service Class)1,3	0.65	0.25	0.19	0.00	1.09	-0.02	1.07
LVIP SSgA Conservative Index Allocation Fund (Service Class) 1,4	0.25	0.25	1.05	0.40	1.95	-1.10	0.85
LVIP SSgA Moderate Index Allocation Fund (Service Class)1,4	0.25	0.25	0.55	0.40	1.45	-0.60	0.85
	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class) 1,4	0.25%	0.25%	1.05%	0.41%	1.96%	-1.10%	0.86%
LVIP SSgA Conservative Structured Allocation Fund (Service Class) 1,4	0.25%	0.25%	0.14%	0.42%	1.06%	-0.19%	0.87%
LVIP SSgA Moderate Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.10	0.43	1.03	-0.15	0.88
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.27	0.42	1.19	-0.32	0.87
1”Other Expenses” are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.)
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
•	LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital; a fund of funds.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Fund Closings: For contracts purchased on or after November 15, 2010, the funds listed below will be unavailable as investment options:

•	American Century VP Inflation Protection Fund
•	Delaware VIP High Yield Series

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model, Lincoln SSgA Aggressive Index Model, Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Aggressive Model.

If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models and investment strategy that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements as of January 20, 2009 and prior to June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements as of January 20, 2009 and prior to June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series, the Delaware VIP Emerging Markets Series and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Franklin Income Securities Fund
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

The following changes are applicable to Investment Requirements Beginning June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements Beginning June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT CommodityRealReturn® Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protection Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund

•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance (A Share)

Supplement to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after June 30, 2010 (if purchased as part of a fee-based financial plan) and for all other contracts purchased after November 15, 2010, as outlined below. This supplement is for informational purposes and requires no action on your part.

•
The mortality and expense risk charges and the charges for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010 (except for those purchased as part of a fee-based financial plan).

•
If your contract is purchased as part of a fee-based financial plan on or after June 30, 2010 the charge for the EGMDB death benefit will not change. The charges for the Guarantee of Principal death benefit and Account Value death benefit as well as the charges for the i4LIFE® Advantage Guarantee of Principal death benefit and Account Value death benefit will be reduced.

These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Special Terms – The following definition is inserted after the definition of death benefit in the Special Terms section of the prospectus:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of November 15, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):                                                  5.50%*
Transfer charge                                                                                                                     $25**

*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. The sales charge will be waived for contracts purchased as part of a fee-based financial plan.  For contracts purchased prior to November 15, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions in the prospectus.
**The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table in the Expense Tables section:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to June 30, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan)):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased as part of a fee-based financial plan prior to June 30, 2010 and all other contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after September 13, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replace in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date if your contract was purchased as part of a fee-based financial plan on or after June 30, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to June 30, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):

•Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions –The following paragraph is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.

As of November 15, 2010, the following tables replace in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after June 30, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan), we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Sales Charge.  A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you make.  We deduct the sales charge from each gross purchase payment before it is allocated to a subaccount and/or fixed account.  The sales charge is a percentage of each gross purchase payment and is based on the owner’s investment amount at the time each gross purchase payment is made.

For contracts purchased on or after November 15, 2010, the sales charge is calculated according to the following scale. This table replaces the table in the Sales Charge section of your May 1, 2010 prospectus.

Owner’s Investment	Sales Charge
$0 - $49,999 ……..…………...…	5.50%
$50,000 - $99,999 ………………	4.50%
$100,000 - $249,999 ……………	3.50%
$250,000 - $499,999 ……………	2.50%
$500,000 - $999,999 ……………	2.00%
$1,000,000 or greater …………...	1.00%

The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

The sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. As of November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

As of June 30, 2010, for contracts purchased as part of a fee-based financial plan, the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010, (if not purchased as part of a fee-based financial plan), the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value (1.00% for contracts purchased as part of a fee-based financial plan). For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010, (other than contracts purchased as part of a fee-based financial plan), the annual rate is 1.05%.)

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts other than those purchased as part of a fee-based financial plan:

•
if your contract was purchased on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.85% (1.70% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% (1.95% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

•
if your contract was purchased prior to November 15, 2010, the total annual rate is as follows: 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan:

•
if your contract was purchased on or after June 30, 2010, the total percentage charge is computed daily as follows: 1.65% (1.50% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

•
if your contract was purchased prior to June 30, 2010, the total current percentage charge is computed daily as follows: 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 (other than contracts purchased as part of a fee based financial plan) and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.85% for the i4LIFE® Advantage Account Value death benefit; 1.90% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.15% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus). At the time of the step-up , the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts other than those purchased as part of a fee-based financial plan:

•
if your contract was purchased on or after November 15, 2010, the annual rate is as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

•
if your contract was purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

For contracts purchased as part of a fee-based financial plan:

•
if your contract was purchased on or after June 30, 2010, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

•
if your contract was purchased  prior to June 30, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for contracts purchased on or after November 15, 2010, for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

As of June 30, 2010, for contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (contracts other than those purchased as part of a fee-based financial plan), the total current percentage charge is as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of June 30, 2010, the paragraph below replaces in its entirely the second paragraph of the Other Charges and Deductions section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010 and on all contracts purchased as part of a fee-based financial plan on or after June 30, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N For Variable Annuities
Lincoln ChoicePlus Assurance (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after November 15, 2010, as outlined below.  This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charge for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010.  These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table section in the Expense Tables section of the prospectus:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table.

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after September 13, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replaces in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges and Other Deductions – As of November 15, 2010, the following table replaces in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB).

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus). At the time of the step-up , the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.  For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of this section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Fee-based financial plans – Contracts under this prospectus are not available for purchase under fee-based financial plans. As such, as of November 15, 2010, all references to fee-based financial plans are deleted.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

Supplement dated November 15, 2010
 to the Statement of Additional Information dated May 1, 2010

This supplement outlines a change to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Additional Services – Dollar Cost Averaging (DCA): The minimum amount allowed for dollar cost averaging will be changed for contracts purchased on or after November 15, 2010. The sentence below replaces the third sentence of the first paragraph under the heading “Dollar Cost Averaging” in the Additional Services section of the Statement of Additional Information.

The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months.

All other provisions regarding dollar cost averaging as outlined the Statement of Additional Information remain unchanged. For a free copy of the Statement of Additional Information, please contact Lincoln Life Customer Service at the phone number listed in your prospectus.

Please retain this Supplement for future reference.